UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/03

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            07/18/03

Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$507492
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    11421 260996.00SH       SOLE                260996.00
ALBERTSONS INC COM             COM              013104104     3107 161813.00SH       SOLE                161813.00
ALTERNATIVE TECH RES COM       COM              02145H104        2 30000.00 SH       SOLE                 30000.00
AMERICAN EXPRESS CO COM        COM              025816109    10441 249736.00SH       SOLE                249736.00
AMERICAN INT'L GROUP, INC      COM              026874107    19980 362096.00SH       SOLE                362096.00
AMGEN INC COM                  COM              031162100      208  3154.00 SH       SOLE                  3154.00
AT&T CORP.                     COM              001957109      689 35800.00 SH       SOLE                 35800.00
AT&T WIRELESS SVCS INC COM     COM              00209A106      195 23767.00 SH       SOLE                 23767.00
BANK NEW YORK INC COM          COM              064057102     3118 108449.00SH       SOLE                108449.00
BAXTER INTERNATIONAL INC       COM              071813109    11763 452440.00SH       SOLE                452440.00
BELLSOUTH                      COM              079860102      206  7725.00 SH       SOLE                  7725.00
CARDINAL HEALTHCARE            COM              14149Y108    25552 397385.00SH       SOLE                397385.00
CARNIVAL CORP.                 COM              143658102     4744 145935.00SH       SOLE                145935.00
CHEVRONTEXACO CORP COM         COM              166764100    18309 253583.00SH       SOLE                253583.00
CHITTENDEN CORPORATION         COM              170228100      564 20615.00 SH       SOLE                 20615.00
CITIGROUP, INC.                COM              172967101    21486 502007.93SH       SOLE                502007.93
COCA COLA CO COM               COM              191216100      345  7425.00 SH       SOLE                  7425.00
COMCAST CL A                   COM              20030N101     1796 59515.01 SH       SOLE                 59515.01
COMPUTER SCIENCES CORP COM     COM              205363104     5809 152384.00SH       SOLE                152384.00
CONAGRA, INC.                  COM              205887102     1142 48400.00 SH       SOLE                 48400.00
CROWN CORK & SEAL INC          COM              228255105      476 66675.00 SH       SOLE                 66675.00
DEERE & CO                     COM              244199105     2930 64119.00 SH       SOLE                 64119.00
DONNELLEY R R & SONS COM       COM              257867101      277 10600.00 SH       SOLE                 10600.00
DUKE ENERGY CORP.              COM              264399106    19446 974738.00SH       SOLE                974738.00
DUPONT E.I.DE NEMOU            COM              263534109    10798 259315.00SH       SOLE                259315.00
EXXONMOBIL CORP                COM              30231G102    14571 405764.00SH       SOLE                405764.00
FEDERAL NATL MTG ASSN.         COM              313586109    17772 263525.00SH       SOLE                263525.00
GANNETT INC                    COM              364730101     9348 121697.00SH       SOLE                121697.00
GENERAL ELECTRIC CO.           COM              369604103    21296 742531.00SH       SOLE                742531.00
ILLINOIS TOOL WKS INC COM      COM              452308109     7148 108555.00SH       SOLE                108555.00
INTEL CORP                     COM              458140100    27514 1322176.00SH      SOLE               1322176.00
INTERNATIONAL BUS MACH COM     COM              459200101    16481 199766.00SH       SOLE                199766.00
KIMBERLY-CLARK CORP.           COM              494368103    24248 465056.00SH       SOLE                465056.00
LILLY ELI & CO COM             COM              532457108      226  3276.00 SH       SOLE                  3276.00
LOWES COS INC COM              COM              548661107    13110 305242.00SH       SOLE                305242.00
MARRIOTT INTL INC CL A         COM              571903202    14258 371109.00SH       SOLE                371109.00
MASCO CORP.                    COM              574599106     5348 224247.00SH       SOLE                224247.00
MCCORMICK CO.                  COM              579780206     1489 54725.00 SH       SOLE                 54725.00
MERCK & CO., INC               COM              589331107      240  3956.00 SH       SOLE                  3956.00
MICROSOFT CORP COM             COM              594918104    27341 1066340.00SH      SOLE               1066340.00
PEPSICO INC COM                COM              713448108    17744 398750.00SH       SOLE                398750.00
PFIZER, INC                    COM              717081103    22587 661417.00SH       SOLE                661417.00
PITNEY BOWES INC COM           COM              724479100     8092 210676.00SH       SOLE                210676.00
SCHERING PLOUGH CORP COM       COM              806605101     7854 422275.00SH       SOLE                422275.00
SOUTHWEST AIRLINES             COM              844741108    13673 794964.00SH       SOLE                794964.00
SPDR TR UNIT SER 1             COM              78462F103     2533 25947.00 SH       SOLE                 25947.00
STAPLES INC COM                COM              855030102      272 14836.00 SH       SOLE                 14836.00
TARGET CORP COM                COM              87612E106    13437 355100.00SH       SOLE                355100.00
UNITED PARCEL SERVICE CL B     COM              911312106    14195 222842.00SH       SOLE                222842.00
WELLS FARGO & CO               COM              949746101    16808 333484.00SH       SOLE                333484.00
WYETH (PRE 031102 - AHP 026609 COM              983024100      320  7023.00 SH       SOLE                  7023.00

TENNESSEE VALLEY AUTHORITY STR                  88059ebf0       20 20000.00 SH       SOLE                 20000.00